Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Earnings per Unit (Table)

The calculations of the basic and diluted earnings per common unit are presented below:

Six months ended June 30,
	2021	2020
Partnership’s Net income	$24,980	$13,394
Less:
Net Income attributable to preferred unitholders	5,781	5,781
General Partner’s interest in Net Income	19	8
Net income attributable to common unitholders	$19,180	$7,605
Weighted average number of common units outstanding, basic and diluted	36,201,051	35,490,000
Earnings per common unit, basic and diluted	$0.53	$0.21